Goodwill - Summary of Key Assumptions Used for Value-in-use Calculations (Detail) - Goodwill [member]	Dec. 31, 2025	Dec. 31, 2024
Revenue growth rates [member] | Bottom of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	(16.40%)	(1.10%)
Revenue growth rates [member] | Top of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	11.00%	16.10%
Loan loss rates [member] | Bottom of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	3.80%	2.90%
Loan loss rates [member] | Top of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	10.50%	9.00%